Loss per share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Loss per share
11.	Loss per share

Basic and diluted net loss per share for each of the year presented were calculated as follows:

	Six Months ended June 30,
(In thousands of US$ except share data and per share data)	2021	2022
Numerator:
Net loss	(23,568)	(14,204)

Net loss attributable to ordinary shareholders of the Company for computing basic and diluted net loss per share	(23,568)	(14,204)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted net loss per share	283,008,578	291,887,614
Basic and diluted net loss per ordinary share	(0.08)	(0.05)

Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Six Months ended June 30,
	2021	2022
Restricted Shares	6,021,500	1,552,840
Share options awards	20,024,197	18,860,880
Total	26,045,697	20,413,720